UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2009

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Capital Markets - 2.6%
Affiliated Managers Group, Inc.*	37,900	$2,552,565

Chemicals - 2.6%
Praxair, Inc.	31,200	2,505,672

Construction & Engineering - 1.9%
EMCOR Group, Inc.*	69,100	1,858,790

Diversified Consumer Services - 2.0%
ITT Educational Services, Inc.*	20,600	1,976,776

Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc.*	19,600	2,201,080

Diversified Telecommunication Services - 1.8%
CenturyTel, Inc.	47,400	1,716,354

Electronic Equipment & Instruments - 9.4%
Amphenol Corp.	73,100	3,375,758
Dolby Laboratories, Inc.*	56,600	2,701,518
Itron, Inc.*	44,500	3,006,865
		9,084,141

Energy Equipment & Services - 4.8%
FMC Technologies, Inc.*	48,200	2,787,888
Superior Energy Services, Inc.*	74,900	1,819,321
		4,607,209

Food Products - 2.6%
J.M. Smucker Co.	40,400	2,494,700

Gas Utilities - 4.5%
Energen Corp.	41,600	1,946,880
Questar Corp.	57,300	2,381,961
		4,328,841

Health Care Equipment & Supplies - 5.5%
Hospira, Inc.*	51,000	2,601,000
Kinetic Concepts, Inc.*	72,800	2,740,920
		5,341,920

Health Care Providers & Services - 6.8%
HealthSpring, Inc.*	123,200	2,169,552
Laboratory Corp. of America Holdings*	18,300	1,369,572
Lincare Holdings, Inc.*	82,900	3,077,248
		6,616,372

Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	123,200	1,838,144

Household Durables - 1.8%
Tupperware Brands Corp.	37,400	1,741,718

Household Products - 2.4%
Church & Dwight Co., Inc.	38,000	2,297,100

IT Services - 5.7%
Global Payments, Inc.	55,700	3,000,002
Wright Express Corp.*	77,600	2,472,336
		5,472,338

Leisure Equipment & Products - 1.3%
Polaris Industries, Inc.	28,000	1,221,640

Life Sciences - Tools & Services - 5.6%
Dionex Corp.*	40,300	2,976,961
Mettler-Toledo International, Inc.*	23,200	2,435,768
		5,412,729

Machinery - 6.3%
Bucyrus International, Inc.	59,400	3,348,378
SPX Corp.	30,500	1,668,350
Valmont Industries, Inc.	14,200	1,113,990
		6,130,718

Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	41,000	1,772,020

Multiline Retail - 1.6%
Nordstrom, Inc.	40,400	1,518,232

Oil, Gas & Consumable Fuels - 1.8%
Denbury Resources, Inc.*	117,400	1,737,520

Road & Rail - 1.2%
Ryder System, Inc.	27,200	1,119,824

Software - 6.3%
ANSYS, Inc.*	70,900	3,081,314
Sybase, Inc.*	68,700	2,981,580
		6,062,894

Specialty Retail - 4.1%
GameStop Corp.*	76,300	1,674,022
Ross Stores, Inc.	53,700	2,293,527
		3,967,549

Textiles, Apparel & Luxury Goods - 3.6%
Deckers Outdoor Corp.*	33,800	3,438,136

Thrifts & Mortgage Finance - 2.0%
Hudson City Bancorp, Inc.	139,700	1,918,081

Trading Companies & Distributors - 1.9%
WESCO International, Inc.*	68,400	1,847,484

Wireless Telecommunication Services - 1.9%
NII Holdings, Inc.*	56,000	1,880,480

Total Equity Securities (Cost $79,454,014)		94,661,027

HIGH SOCIAL IMPACT INVESTMENTS - 1.4%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11 (b)(i)(r)	$1,419,488	1,384,384

Total High Social Impact Investments (Cost $1,419,488)		1,384,384

TIME DEPOSIT - 2.4%
State Street Corp. Time Deposit, 0.00%, 1/4/10	2,263,411	2,263,411

Total Time Deposit (Cost $2,263,411)		2,263,411

TOTAL INVESTMENTS (Cost $83,136,913) - 101.8%		98,308,822
Other assets and liabilities, net - (1.8%)		(1,735,100)
NET ASSETS - 100%		$96,573,722
		================

* Non-income producing security.

(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 1.4% of the net assets of the fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11	7/1/08	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 94.2%	SHARES	VALUE
Australia - 2.0%
Amcor Ltd. (ADR)	7,430	$164,575
Australia & New Zealand Banking Group Ltd. (ADR)	11,404	233,782
BlueScope Steel Ltd.	867,141	2,391,338
Computershare Ltd. (ADR)	925	9,525
CSL Ltd. (ADR)	3,316	48,115
Lend Lease Group (ADR)	1,124	10,228
National Australia Bank Ltd. (ADR)	27,470	670,817
Santos Ltd.	190,373	2,395,694
Sims Metal Management Ltd. (ADR)	35,088	684,216
Telstra Corp Ltd. (ADR)	41,018	627,576
Westpac Banking Corp. (ADR)	4,743	536,054
Woodside Petroleum Ltd. (ADR)	1,544	65,157
		7,837,077

Austria - 0.8%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	70,223	2,976,932

Belgium - 0.2%
Delhaize Group SA (ADR)	9,226	707,819
Fortis (ADR)*	14,931	58,081
		765,900

Bermuda - 0.2%
Signet Jewelers Ltd.*	26,558	709,630

Brazil - 1.1%
BM&FBOVESPA SA	195,911	1,359,600
Itau Unibanco Banco Multiplo SA (ADR)	38,500	879,340
Natura Cosmeticos SA	104,499	2,174,587
Tractebel Energia SA (ADR)	784	9,588
		4,423,115

Canada - 4.5%
Brookfield Properties Corp.	49,502	599,964
Canadian National Railway Co.	128,124	7,020,191
EnCana Corp.	68,816	2,243,014
Potash Corporation of Saskatchewan, Inc.	44,657	4,845,284
Rogers Communications, Inc., Class B	95,725	2,990,206
		17,698,659

Chile - 0.3%
Banco Santander Chile (ADR)	19,164	1,241,444

China - 0.4%
Aluminum Corp. of China Ltd. (ADR)*	53,836	1,467,031
China Southern Airlines Co. Ltd. (ADR)*	7,290	112,412
		1,579,443

Colombia - 0.5%
BanColombia SA (ADR)	46,440	2,113,484

Denmark - 2.3%
Danske Bank A/S (ADR)*	4,977	56,240
H Lundbeck A/S (ADR)	1,556	28,304
Novo Nordisk A/S, Series B	67,108	4,293,262
Novo Nordisk A/S (ADR)	9,773	624,006
Novozymes A/S (ADR)	358	38,199
Torm A/S (ADR)	4,805	47,329
Vestas Wind Systems A/S*	56,071	3,430,433
Vestas Wind Systems A/S (ADR)*	38,098	773,389
		9,291,162

Finland - 0.0%
Metso Oyj (ADR)	817	28,710
Stora Enso Oyj (ADR)*	18,906	130,262
		158,972

France - 10.2%
Air France-KLM (ADR)*	4,187	65,527
Air Liquide SA	24,277	2,865,440
Air Liquide SA (ADR)	7,028	167,899
AXA SA	123,608	2,923,053
AXA SA (ADR)	120,958	2,864,285
BNP Paribas	45,580	3,596,506
BNP Paribas (ADR)	14,085	565,654
Carrefour SA (ADR)	42,778	405,535
Cie Generale d'Optique Essilor International SA (ADR)	626	18,617
Compagnie Generale des Etablissements Michelin (ADR)	602	9,271
Credit Agricole SA (ADR)	6,548	57,950
Dassault Systemes SA	38,521	2,192,365
France Telecom SA	126,548	3,159,245
France Telecom SA (ADR)	52,479	1,324,570
Gemalto NV*	50,931	2,191,674
Groupe Danone	47,866	2,914,700
Lafarge SA	44,475	3,657,084
Lafarge SA (ADR)	4,117	85,098
L'Oreal SA (ADR)	15,773	351,738
Publicis Groupe SA (ADR)	7,340	150,103
Sanofi-Aventis SA	47,723	3,740,458
Sanofi-Aventis SA (ADR)	73,147	2,872,483
Schneider Electric SA	26,409	3,059,212
Schneider Electric SA (ADR)	3,260	38,631
SCOR SE (ADR)	3,793	9,293
Veolia Environnement (ADR)	36,980	1,215,902
		40,502,293

Germany - 2.9%
Adidas AG (ADR)	2,367	64,264
Aixtron AG	52,170	1,746,250
Allianz SE (ADR)	104,765	1,304,324
Deutsche Bank AG	50,226	3,539,696
Deutsche Post AG (ADR)*	1,447	28,072
Merck KGaA (ADR)	2,124	65,483
SAP AG	92,848	4,378,620
Volkswagen AG (ADR):
Common	5,616	125,518
Preferred	990	18,562
		11,270,789

Greece - 0.9%
Alpha Bank AE (ADR)*	5,656	24,603
National Bank of Greece SA*	139,527	3,557,436
National Bank of Greece SA (ADR)*	23,284	121,310
		3,703,349

Guernsey - 0.7%
Amdocs Ltd.*	103,397	2,949,916

Hong Kong - 2.6%
Bank of East Asia Ltd. (ADR)	19,594	76,808
Hang Lung Properties Ltd.	612,989	2,394,772
Hang Lung Properties Ltd. (ADR)	157,893	3,102,598
Hang Seng Bank Ltd. (ADR)	3,904	58,092
Hong Kong Exchanges and Clearing Ltd.	249,346	4,438,671
Hong Kong Exchanges and Clearing Ltd. (ADR)	2,689	47,864
MTR Corp. (ADR)	278	9,549
		10,128,354

India - 0.6%
HDFC Bank Ltd. (ADR)	1,033	134,373
Infosys Technologies Ltd. (ADR)	39,835	2,201,680
Patni Computer Systems Ltd. (ADR)	3,300	67,485
		2,403,538

Indonesia - 0.6%
Bank Mandiri Tbk PT	4,597,000	2,302,329
Indosat Tbk PT (ADR)	3,072	77,138
		2,379,467

Ireland - 0.2%
Allied Irish Banks plc (ADR)*	244,140	856,931

Italy - 1.0%
Intesa Sanpaolo SpA*	656,704	2,942,140
Luxottica Group SpA (ADR)	27,091	695,697
Telecom Italia SpA (ADR)	15,178	234,197
		3,872,034

Japan - 11.0%
ACom Co. Ltd. (ADR)	2,666	10,451
Aeon Co. Ltd. (ADR)	5,951	48,501
Asahi Glass Co. Ltd. (ADR)	982	9,506
Bank of Yokohama Ltd.	486,741	2,205,348
Bank of Yokohama Ltd. (ADR)	200	9,170
Brother Industries Ltd. (ADR)	83	9,524
Central Japan Railway Co. (ADR)	1,372	9,151
Dai Nippon Printing Co. Ltd. (ADR)	49,381	630,102
Daiwa House Industry Co. Ltd. (ADR)	701	75,182
Denso Corp. (ADR)	467	56,096
East Japan Railway Co. (ADR)	5,223	55,103
Eisai Co. Ltd. (ADR)	252	9,284
Fanuc Ltd.	23,595	2,195,049
Fujitsu Ltd. (ADR)	867	27,961
Honda Motor Co. Ltd. (ADR)	62,229	2,109,563
Kao Corp. (ADR)	20,862	487,336
Kobe Steel Ltd. (ADR)*	1,003	9,278
Konami Corp. (ADR)	547	9,846
Kubota Corp. (ADR)	8,489	391,513
Minebea Co. Ltd. (ADR)	918	9,823
Mitsubishi Estate Co. Ltd. (ADR)	861	137,803
Mitsui Fudosan Co. Ltd.	140,256	2,356,431
Mitsui Sumitomo Insurance Group Holdings, Inc. (ADR)	17,429	222,220
Mizuho Financial Group, Inc. (ADR)	169,442	603,213
Nikon Corp.	113,226	2,234,195
Nikon Corp. (ADR)	46	9,021
Nintendo Co. Ltd.	5,835	1,383,950
Nintendo Co. Ltd. (ADR)	64,733	1,930,338
Nippon Telegraph & Telephone Corp. (ADR)	116,295	2,295,663
Nippon Yusen KK (ADR)	42,617	263,799
Nissan Motor Co. Ltd. (ADR)*	12,692	223,760
Nitto Denko Corp. (ADR)	103	37,080
Nomura Holdings, Inc.	325,185	2,397,632
NSK Ltd. (ADR)	378	27,628
NTT DoCoMo, Inc. (ADR)	58,652	819,955
ORIX Corp. (ADR)	6,364	217,394
Panasonic Corp.	188,716	2,700,053
Panasonic Corp. (ADR)	52,600	754,810
RiCo.h Co. Ltd. (ADR)	1,195	85,084
SeCo.m Co. Ltd. (ADR)	573	54,807
Sega Sammy Holdings, Inc. (ADR)	24,317	74,167
Sekisui House Ltd. (ADR)	27,109	249,945
Sharp Corp/Japan (ADR)	4,479	56,749
Shiseido Co. Ltd. (ADR)	7,359	141,808
Sony Corp. (ADR)	54,458	1,579,282
Sumitomo Trust & Banking Co. Ltd. (ADR)	69,471	342,492
Teijin Ltd. (ADR)	279	9,068
Tokyo Gas Co. Ltd.	698,118	2,784,354
Toray Industries, Inc. (ADR)	500	26,970
TOTO Ltd. (ADR)	295	18,550
Toyota Motor Corp.	208,679	8,772,065
Toyota Motor Corp. (ADR)	28,528	2,400,916
Trend Micro, Inc. (ADR)*	479	18,231
		43,597,220

Mexico - 0.9%
America Movil SAB de CV (ADR), Series L	53,443	2,510,752
Gruma SAB de CV (ADR)*	6,297	43,890
Grupo Televisa SA (ADR)	44,415	922,056
		3,476,698

Netherlands - 5.3%
AEGON NV, NY Shares*	72,121	462,296
ASML Holding NV	81,071	2,757,178
Heijmans NV (CVA)*	0.2	3
ING Groep NV (ADR)*	171,648	1,683,867
ING Groep NV (CVA)*	392,472	3,793,698
Koninklijke Philips Electronics NV:
Common	102,754	3,042,231
NY Shares	97,423	2,868,133
Reed Elsevier NV (ADR)	40,239	981,832
TNT NV (ADR)	10,177	313,452
Unilever NV, NY Shares	33,255	1,075,134
Unilever NV (CVA)	111,393	3,629,388
Wolters Kluwer NV (ADR)	7,570	165,404
		20,772,616

Norway - 3.3%
DnB NOR ASA*	210,367	2,281,964
Petroleum Geo-Services ASA*	192,737	2,187,054
Petroleum Geo-Services ASA (ADR)*	7,432	85,096
Statoil ASA (ADR)	114,856	2,861,064
StatoilHydro ASA	120,898	3,013,414
Storebrand ASA*	333,175	2,258,826
Tomra Systems ASA (ADR)	2,037	9,778
Yara International ASA (ADR)	4,608	209,894
		12,907,090

Portugal - 1.2%
Galp Energia SGPS SA, B Shares	129,153	2,223,093
Portugal Telecom SGPS SA	218,506	2,655,993
		4,879,086

Singapore - 0.7%
City Developments Ltd. (ADR)	2,296	18,597
Oversea-Chinese Banking Corp. Ltd.	420,830	2,711,059
		2,729,656

South Africa - 1.6%
African Bank Investments Ltd. (ADR)	487	9,740
Gold Fields Ltd.	185,959	2,446,340
Gold Fields Ltd. (ADR)	171,150	2,243,777
MTN Group Ltd.	96,299	1,531,796
Nedbank Group Ltd. (ADR)	1,163	39,600
Telkom SA Ltd. (ADR)	521	10,368
Tiger Brands Ltd. (ADR)	1,681	39,419
VenFin DD Holdings Ltd.*	55,800	94,496
		6,415,536

South Korea - 0.1%
KT Corp. (ADR) (s)	11,922	200,528

Spain - 3.7%
Banco Santander SA	318,399	5,230,714
Banco Santander SA (ADR)	159,403	2,620,585
Inditex SA	39,591	2,452,948
Telefonica SA	155,046	4,320,920
		14,625,167

Sweden - 1.9%
Atlas Copco AB, Series B	208,936	2,710,178
Atlas Copco AB (ADR)	6,458	95,578
Hennes & Mauritz AB, B Shares	78,227	4,328,667
Hennes & Mauritz AB (ADR)	9,306	103,204
Sandvik AB (ADR)*	2,337	28,231
SKF AB (ADR)	1,097	18,868
Telefonaktiebolaget LM Ericsson (ADR)	31,478	289,283
		7,574,009

Switzerland - 8.4%
Credit Suisse Group AG	70,096	3,448,474
Credit Suisse Group AG (ADR)	28,800	1,415,808
Julius Baer Group Ltd.	42,873	1,495,701
Logitech International SA*	105,834	1,818,625
Novartis AG	85,212	4,637,384
Novartis AG (ADR)	53,697	2,922,728
Roche Holding AG	51,927	8,823,813
Roche Holding AG (ADR)	67,528	2,849,682
Sonova Holding AG	18,697	2,258,322
Swiss Reinsurance (ADR)	3,525	169,870
Zurich Financial Services AG	12,355	2,683,323
Zurich Financial Services AG (ADR)	33,813	735,095
		33,258,825

Taiwan - 1.3%
Chunghwa TeleCo.m Co. Ltd. (ADR)	54,036	1,003,449
Taiwan SemiCo.nductor Manufacturing Co. Ltd. (ADR)	358,621	4,102,624
		5,106,073

Turkey - 0.6%
Turkcell Iletisim Hizmet AS (ADR)	128,649	2,250,071

United Kingdom - 20.5%
Autonomy Corp. plc*	116,673	2,846,743
Barclays plc	684,016	3,016,382
Barclays plc (ADR)	62,702	1,103,555
BG Group plc	205,046	3,674,531
BG Group plc (ADR)	31,937	2,890,299
British Airways plc (ADR)*	607	18,574
British Land Co. plc (ADR)	1,254	10,308
Bunzl plc (ADR)	350	19,250
Cadbury plc (ADR)	10,226	525,514
Capita Group plc	216,239	2,610,090
Centrica plc	665,581	3,008,127
Centrica plc (ADR)*	48,322	877,044
Compass Group plc	300,219	2,145,762
Compass Group plc (ADR)	10,254	74,854
Cookson Group plc*	283,593	1,910,085
Experian plc (ADR)	8,605	85,792
GlaxoSmithKline plc	197,170	4,179,655
GlaxoSmithKline plc (ADR)	35,288	1,490,918
HSBC Holdings plc	490,223	5,598,566
HSBC Holdings plc (ADR)	40,364	2,304,381
International Power plc (ADR)	1,317	66,377
J Sainsbury plc (ADR)*	4,973	102,742
Johnson Matthey plc (ADR)	193	9,735
Kingfisher plc	1,216,487	4,462,432
Kingfisher plc (ADR)	21,148	154,380
Legal & General Group plc (ADR)	1,515	9,848
Man Group plc (ADR)	1,885	9,142
Marks & Spencer Group plc (ADR)	44,954	584,402
Next plc	64,839	2,163,260
Old Mutual plc (ADR)*	686	9,776
Pearson plc	455,949	6,559,219
Pearson plc (ADR)	22,534	323,588
Persimmon plc*	249,631	1,891,620
Prudential plc (ADR)	42,416	864,862
Reckitt Benckiser Group plc	82,117	4,452,087
Reckitt Benckiser Group plc (ADR)	15,080	163,618
Reed Elsevier plc (ADR)	9,282	304,357
Sage Group plc (ADR)	9,194	132,761
Scottish & Southern Energy plc (ADR)	2,536	47,499
Smith & Nephew plc	285,157	2,930,106
Smith & Nephew plc (ADR)	13,089	670,811
Standard Chartered plc	175,435	4,396,470
Tate & Lyle plc (ADR)	339	9,492
Tesco plc	649,278	4,464,240
Tesco plc (ADR)	27,649	568,740
Tomkins plc (ADR)	68,461	855,763
Unilever plc (ADR)	89,947	2,869,309
Vodafone Group plc (ADR)	35,167	812,006
William Morrison Supermarkets plc	627,091	2,797,736
Wolseley plc (ADR)*	37,514	78,029
		81,154,837

United States - 1.7%
Atmos Energy Corp.	6,286	184,809
Cimarex Energy Co.	9,644	510,843
Distributed Energy Systems Corp.*	308,138	1,849
Evergreen Solar, Inc.*	1,400	2,114
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	-
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	-
Series A, Preferred (b)(i)*	69,033	-
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	-
Series B, Preferred (b)(i)*	161,759	-
Series C, Preferred (b)(i)*	36,984	-
Portland General Electric Co.	20,519	418,793
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	385,655
Series B, Preferred (b)(i)*	20,000	203,548
Series C, Preferred (b)(i)*	239,764	824,788
Series D, Preferred (b)(i)*	45,928	157,992
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	-
RF Technology, Inc. (b)(i)*	365,374	192,004
SEACOR Holdings, Inc.*	18,848	1,437,160
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	318,794
Series 1-B, Convertible Preferred (b)(i)*	163,588	168,370
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	12,149
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15) (b)(i)*	32,726	-
Tidewater, Inc.	39,734	1,905,245
Tutor Perini Corp.*	10,045	181,614
		6,905,727

Total Equity Securities (Cost $370,832,594)		372,715,628

LIMITED PARTNERSHIP INTEREST - 0.8%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$368,638	307,118
China Environment Fund 2004 (b)(i)*	-	192,048
Emerald Cleantech Fund I (b)(i)*	936,007	505,004
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	359,223
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	337,178	528,591
SEAF India International Growth Fund (b)(i)*	473,932	380,637
ShoreCap International LLC (b)(i)*	352,455	878,341
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,337,800)		3,150,963

CERTIFICATES OF DEPOSIT - 0.0%	PRINCIPAL AMOUNT
Self Help Credit Union, 2.75%, 2/22/10 (b)(k)	$100,000	99,770

Total Certificates of Deposit (Cost $100,000)		99,770

VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
Access Bank plc, 8.477%, 8/29/12 (b)(i)	500,000	525,929
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	54,730	13,682

Total Venture Capital Debt Obligations (Cost $554,730)		539,611

HIGH SOCIAL IMPACT INVESTMENTS - 1.1%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11 (b)(i)(r)	4,431,583	4,321,990

Total High Social Impact Investments (Cost $4,431,584)		4,321,990

TOTAL INVESTMENTS (Cost $379,256,708) - 96.2%		380,827,962
Other assets and liabilities, net - 3.8%		14,842,901
NET ASSETS - 100%		$395,670,863
		==============

(a) Affiliated company.
(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 2.6% of net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 165,000 shares of KT Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments with the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of December 31, 2009 totaled $1,692.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt CVA: Certificaten Van Aandelen LLC: Limited Liability Corporation

Restricted Securities	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 7/2/09	368,638
Calvert Social Investment Foundation Notes, 1.76%, 7/1/11	7/1/08	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Emerald Cleantech Fund I LP	7/19/01 - 7/16/09	936,007
GNet Defta Development Holdings LLC, LP	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	-
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	-
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	-
Series B, Preferred	10/21/04 - 10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/31/96	54,730
Powerspan Corp.:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/5/99	200,000
Series C, Preferred	12/21/04 - 6/12/08	273,331
Series D, Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 - 6/20/08	-
RF Technology, Inc.	7/17/06	299,990
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 9/23/08	337,178
SEAF India International Growth Fund LP	3/22/05 - 5/8/09	473,932
ShoreCap International LLC, LP	8/12/04 - 12/15/08	352,455
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	-
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15)	9/19/00	-
Terra Capital LP	11/23/98 - 3/14/06	469,590

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 96.5%	SHARES	VALUE
Australia - 14.2%
AMP Ltd.	66,353	$399,379
Ansell Ltd.	60,387	588,509
Arrow Energy NL*	28,146	104,128
ASX Ltd.	22,799	709,635
CSL Ltd.	15,408	447,976
QBE Insurance Group Ltd.	35,706	814,473
Ramsay Health Care Ltd.	28,638	279,005
Sims Metal Management Ltd.	21,658	423,693
Sonic Healthcare Ltd.	24,473	336,844
		4,103,642

Brazil - 3.6%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	5,900	230,808
Diagnosticos da America SA	10,100	327,412
Itau Unibanco Banco Multiplo SA (ADR)	11,811	269,763
Tractebel Energia SA	16,200	198,313
		1,026,296

Canada - 1.7%
Shoppers Drug Mart Corp.	11,399	494,628

Finland - 2.3%
Lassila & Tikanoja Oyj	28,930	659,794

France - 11.4%
Accor SA	12,438	675,609
Cap Gemini SA	11,175	506,124
Cie Generale d'Optique Essilor International SA	5,335	317,579
Nexans SA	6,502	513,153
Publicis Groupe	13,674	554,653
Vallourec SA	3,904	710,008
		3,277,126

Germany - 4.9%
Adidas AG	14,121	762,337
Rhoen Klinikum AG	10,689	261,413
SMA Solar Technology AG	2,788	372,901
		1,396,651

Greece - 1.3%
Alpha Bank AE*	31,390	363,111

Japan - 18.8%
Asahi Glass Co. Ltd.	22,000	206,192
Benesse Corp.	14,200	594,107
Daiwa House Industry Co. Ltd.	19,000	203,394
FamilyMart Co. Ltd.	15,400	454,080
Kubota Corp.	59,000	542,816
Nikon Corp.	30,800	607,751
NTT Data Corp.	86	265,708
Ricoh Co. Ltd.	24,000	338,661
Sharp Corp.	24,000	302,141
Shimano, Inc.	14,500	580,628
Shiseido Co. Ltd.	35,000	671,158
Sumitomo Chemical Co. Ltd.	84,000	366,808
USS Co. Ltd.	4,410	267,927
		5,401,371

Mexico - 3.4%
Banco Compartamos SA de CV	119,788	619,241
Urbi Desarrollos Urbanos SA de CV*	165,211	373,142
		992,383

Netherlands - 0.4%
QIAGEN NV*	5,646	126,108

New Zealand - 0.4%
Contact Energy Ltd.*	27,622	122,876

Norway - 3.0%
ProSafe SE	49,780	315,008
Tomra Systems ASA	113,700	539,433
		854,441

Philippines - 0.6%
Manila Water Co., Inc.	549,000	186,089

Singapore - 4.2%
ComfortDelgro Corp. Ltd.	389,000	452,691
Hyflux Ltd.	305,000	766,622
		1,219,313

Spain - 4.0%
Acciona SA	2,840	368,825
Ebro Puleva SA	19,813	411,389
Gamesa Corp. Tecnologica SA	21,883	366,800
		1,147,014

Sweden - 1.6%
Svenska Cellulosa AB, Series B	35,200	470,173

Switzerland - 0.5%
Adecco SA	2,520	138,972

United Kingdom - 11.4%
Associated British Foods plc	21,073	279,851
eaga plc	191,021	441,011
FirstGroup plc	99,082	676,428
Informa plc	130,022	665,610
Legal & General Group plc	243,012	312,962
Severn Trent plc	25,707	449,382
SSL International plc	36,673	463,110
		3,288,354

United States - 8.8%
Calgon Carbon Corp.*	12,491	173,625
DaVita, Inc.*	5,863	344,393
FTI Consulting, Inc.*	9,183	433,070
Moody's Corp.	11,204	300,267
Ormat Technologies, Inc.	3,204	121,240
Polycom, Inc.*	18,597	464,367
Quanta Services, Inc.*	13,600	283,424
SunPower Corp.*	5,925	140,304
Watson Wyatt Worldwide, Inc.*	5,985	284,407
		2,545,097

Total Equity Securities (Cost $24,849,730)		27,813,439

TIME DEPOSIT - 3.0%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$863,404	863,404

Total Time Deposit (Cost $863,404)		863,404

TOTAL INVESTMENTS (Cost $25,713,134) - 99.5%		28,676,843
Other assets and liabilities, net - 0.5%		134,467
NET ASSETS - 100%		$28,811,310
		=============

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

ANNUAL REPORT CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND - 25

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Capital Accumulation offers Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A, Class C, Class I and Class Y (effective October 31, 2008) shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On December 31, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2009:

	Total Investments	% of Net Assets
Capital Accumulation	$1,384,384	1.4%
International Equity	10,375,634	2.6%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$126,953,536	$243,498,792**	$2,263,300	$372,715,628
Limited partnership interest	--	--	3,150,963	3,150,963
Other debt obligations	--	--	4,961,371	4,961,371
TOTAL	$126,953,536	$243,498,792	$10,375,634***	$380,827,962
	===========================================================

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

*** Level 3 securities represent 2.6% of net assets.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$94,661,027	--	--	$94,661,027
Other debt obligations	--	$2,263,411	$1,384,384	3,647,795
TOTAL	$94,661,027	$2,263,411	$1,384,384**	$98,308,822
	============================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.4% of net assets.

0
International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$4,532,679	$23,280,760**	--	$27,813,439
Other debt obligations	--	863,404	--	863,404
TOTAL	$4,532,679	$24,144,164	--	$28,676,843
	=============================================

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2009, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:

	International Equity	Capital Accumulation	International Opportunities
Federal income tax cost of investments	$379,580,802	$84,522,845	$26,306,138
Unrealized appreciation	8,690,901	17,469,017	3,422,810
Unrealized depreciation	(7,443,741)	(3,683,040)	(1,052,105)
Net unrealized appreciation/ (depreciation)	$1,247,160	$13,785,977	$2,370,705

Capital Loss Carryforwards
Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-16	$--	$372,018	$--
30-Sep-17	90,728,857	6,150,178	1,330,630
	$90,728,857	$6,522,196	$1,330,630
	=====================================

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C -- AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$359,223
SEAF Central & Eastern European Growth Fund LLC	337,178	528,591
TOTALS	$737,178	$887,814
	=================

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund's investment in these securities. The aggregate amount of the future capital commitments totals $637,402 at December 31, 2009.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:  /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  February 25, 2010